Share-based Payments - Additional Information (Detail)		12 Months Ended
	Feb. 20, 2020 shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 GBP (£)	Dec. 31, 2017	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares each ADR represent | shares					5
Number of options granted | shares	962,836
Number of shares granted, but not yet paid | shares					429,448
Fair value of ordinary shares		£ 3.10	£ 3.10	£ 3.10	£ 3.10
Amount of shares granted | shares					1.3
Changes in cumulative compensation expense			£ 100,000
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life for the share options outstanding period		5 years 7 months 6 days				6 years 7 months 6 days
Number of share options expired in share-based payment arrangement | shares					0
2015 Plan [member] | Existing Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
2015 Plan [member] | Newly Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
2015 Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares		£ 1.29	£ 1.29	£ 1.29	£ 1.29
2015 Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares		£ 2.21	£ 2.21	£ 2.21	£ 2.21
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						388,000	1,593,188
Weighted average remaining contractual life for the share options outstanding period		7 years 7 months 6 days				8 years 7 months 6 days
Weighted average fair value of options granted		£ 0	£ 0	£ 0	£ 0	£ 2.29
Mereo BioPharma Group plc Share Option Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares		£ 2.76	£ 2.76	£ 2.76	£ 2.76
Mereo BioPharma Group plc Share Option Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares		£ 3.25	£ 3.25	£ 3.25	£ 3.25
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							185,950
Weighted average remaining contractual life for the share options outstanding period		10 months 24 days				1 year 9 months 18 days
Weighted average fair value of options granted		£ 0	£ 0	£ 0	£ 0	£ 0
Percentage of options issued to employees		75.00%	75.00%	75.00%	75.00%
Percentage of options vested to employees		25.00%	25.00%	25.00%	25.00%
Employee services expense			£ 100,000			£ 300,000
Number of share options expired in share-based payment arrangement				241,374
Deferred bonus share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				0	0	0	0
Weighted average remaining contractual life for the share options outstanding period		1 year 7 months 6 days				2 years 7 months 6 days
Weighted average fair value of options granted		£ 0	0	£ 0	£ 0	£ 0
Annual bonus payable in deferred shares				30.00%
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term share options		10 years
Number of options granted				801,200
Weighted average remaining contractual life for the share options outstanding period		9 years 6 months
Weighted average fair value of options granted		£ 0.49	0.49	£ 0.49	0.49	0
Number of share options expired in share-based payment arrangement				3,150
2019 Equity Incentive Plan [member] | Newly Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
2019 Equity Incentive Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | $ / shares								$ 2.60
2019 Equity Incentive Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | $ / shares								$ 5.40
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term share options		10 years
Number of options granted				77,000
Weighted average remaining contractual life for the share options outstanding period		9 years 6 months
Weighted average fair value of options granted		£ 0.49	£ 0.49	£ 0.49	£ 0.49	£ 0
2019 Non-Executive Director Equity Incentive Plan [member] | Existing Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
2019 Non-Executive Director Equity Incentive Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares		£ 3.00	£ 3.00	£ 3.00	£ 3.00
2019 Non-Executive Director Equity Incentive Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares		£ 5.40	£ 5.40	£ 5.40	£ 5.40
AstraZeneca [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issued upon consideration | shares		1,349,693	1,349,693	1,349,693	1,349,693
Deferred Bonus Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus payable in deferred shares						100.00%
Percentage of annual bonus granted to directors						30.00%